Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

On September 20, 2024, Ucommune (Beijing) Technology Co., Ltd. (“Ucommune Technology”), a wholly foreign-owned enterprise of the Company, issued a notice (“Notice of Termination”) to terminate the Ucommune Venture VIE Agreements (as defined below) to Ucommune (Beijing) Venture Investment Co., Ltd. (“Ucommune Venture”), a variable interest entity of the Company, and the existing shareholders of Ucommune Venture. As a result, the series of contractual arrangements entered into by and among Ucommune Technology, Ucommune Venture and/or its shareholders (the “Ucommune Venture VIE Agreements”), including exclusive business cooperation agreement, equity pledge agreement, exclusive option agreement, shareholders’ voting rights proxy agreement and spousal consent letter, will be terminated in accordance with the terms therein following 30 calendar days after the delivery date of the Notice of Termination, by which time Ucommune Venture and its subsidiaries will be deconsolidated and their financial results will no longer be included in the Company’s consolidated financial statements. The Company has also carried out a series of restructuring transactions where the Company’s workspace membership business for mid- to large-sized enterprise members and marketing and branding business will continue to be operated by the Company, with the financial results being included in the Company’s consolidated financial statements; and certain non-core businesses of the Company will be disposed of in connection with the Notice of Termination.

The Company has evaluated the impact of events that have occurred subsequent to June 30, 2024, through the issuance date of the consolidated financial statements, other than the subsequent event described above, the Company did not identify any subsequent events that would have required adjustment or disclosure on the consolidated financial statements.